TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES
10.	TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2025	December 31, 2024
Trade accounts payable	$667,396	$609,869
Accrued liabilities	2,729,947	1,789,318
	$3,397,343	$2,399,187